Cover Page	Apr. 12, 2022	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	STEELCASE INC
Entity Incorporation, State or Country Code		MI
Entity File Number		1-13873
Entity Tax Identification Number		38-0819050
Entity Address, Address Line One		901 44th Street SE
Entity Address, City or Town		Grand Rapids,
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		49508
City Area Code	616
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Class A Common Stock
Trading Symbol		SCS
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001050825
Amendment Flag	false